Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
Proposed Reliefband Acquisition
On October 7, 2022, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”), by and among RB Buyer Co, LLC, a Delaware limited liability company (“Buyer”) and wholly-owned subsidiary of the Company, Reliefband Technologies, LLC, a Delaware limited liability company (“Reliefband”), certain of Reliefband’s beneficial owners (the “Beneficial Owners”), and Shareholder Representative Services LLC, a Colorado limited liability company as representative of Reliefband and its Beneficial Owners.
Pursuant to the Purchase Agreement, the Buyer agreed to purchase substantially all of the assets, and certain specified liabilities, of Reliefband that are used in connection with the development, manufacture, distribution, and sale of Reliefband’s electronic nerve stimulation devices for an aggregate cash purchase price of $33.5 million, subject to working capital adjustments as defined in the Purchase Agreement, less Reliefband transaction expenses and any indebtedness of Reliefband at Closing. Up to $1.5 million of the acquisition consideration is payable, at the election of the Buyer and the Company, in restricted common stock of the Company.
The closing of the acquisition is subject to certain conditions including, but not limited to (i) the absence of any material adverse effect with respect to the Reliefband business, (ii) receipt of third-party consents to the assignment of certain contracts, (iii) the completion of certain regulatory filings by Reliefband, and (iv) the Company’s consummation of a financing to fund the acquisition consideration. The Purchase Agreement may be terminated under specific circumstances, including, among others, by mutual written consent, in connection with a material breach of a party to the Purchase Agreement, or to the extent that the closing has not occurred by February 6, 2023. Pursuant to the terms of the Purchase Agreement, in the event the Purchase Agreement is terminated as a result of the Company’s failure to publicly file a Registration Statement on Form S-1 in connection with its financing to fund the purchase price, Buyer shall pay to Reliefband a breakup fee of $200 thousand within one (1) business day following the termination. On October 26, 2022, the Company publicly filed a Form S-1 Registration Statement in connection with a proposed financing, the proceeds of which (if the offering is completed) are expected to be used by the Company to fund the purchase price of the Reliefband acquisition and the Company’s operations. The S-1 Registration Statement has not been declared effective, remains subject to review by the SEC, and will need to be amended before the Company can commence an offering thereunder. There can be no assurances that the S-1 Registration Statement will be declared effective by the SEC in a timely basis, or ever, or that the Company will be able to raise sufficient capital to fund the Reliefband acquisition and the Company’s operations.
Microart Manufacturing Agreement
On October 21, 2022, the Company entered into a Manufacturing Agreement (the “Microart Agreement”), with Microart Services Inc. (“Microart”). Pursuant to the Agreement, Microart will manufacture, on a non-exclusive basis, certain components and sub-assemblies (collectively, “Products”) of the Company’s current and future products. During the term of the Microart Agreement, the Company shall order Products from Microart by issuing purchase orders, and Microart shall manufacture and supply Products to the Company in the quantities specified in the applicable purchase orders and in accordance with the Company’s specifications. Subject to certain exceptions, Microart will charge the Company a fixed price for every Product purchased, which fixed price may only be changed by Microart once per each cumulative twelve-month period, and in each case, any increase shall not exceed an amount specified in the Microart Agreement.
The Microart Agreement has a three-year initial term, with automatic annual renewals until terminated by one of the parties in accordance with the terms of the Microart Agreement. The Microart Agreement may be terminated as follows: (i) at any time upon mutual agreement of the parties; (ii) by either party at the end of the initial three-year
term or any subsequent annual renewal term upon written notice received by the other party not less than 60 calendar days prior to the expiration of the relevant term; (iii) by either party upon 30 calendar days written notice to the other party following a material breach of the agreement if the breaching party fails to cure such breach in a reasonable period of time; or (iv) by either party upon the other party seeking an order
for relief under bankruptcy laws, a composition with or assignment for the benefit of creditors, or the dissolution or liquidation
.